Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001048702
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 09, 2021
Document Effective Date	dei_DocumentEffectiveDate	Apr. 09, 2021
Prospectus Date	rr_ProspectusDate	Jan. 15, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A